Leases - Summary of lease liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Lease liability	$ 99	$ 208
Less: current portion	(99)	(108)
Long-term portion	$ 0	$ 100